24. Net Loss Per Share (Details - Basic and Diluted) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss from continuing operations attributable to stockholders of the Company	$ (15,258)	$ (6,168)	$ (26,682)
Numerator for net loss from discontinued operations per share-basic and diluted	$ 0	$ (6,114)	$ (64,398)
Denominator:
Basic weighted-average ordinary shares	12,733,062	7,262,023	6,826,633
Diluted weighted-average ordinary shares	12,733,062	7,262,023	6,826,633
Basic and diluted net loss per share-continuing operations	$ (1.2)	$ (0.9)	$ (4)
Basic and diluted net loss per share-discontinued operations	$ 0	$ (0.8)	$ (9)